Summary of significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2022
Summary of Significant Accounting Policies [Abstract]
Schedule of condensed consolidated financial statements
			Ownership (%)
Name of Investor	Name of Subsidiary	Main Business Activities	December 31, 2022	December 31, 2021	Note
The Company	Gorilla Science & Technology Holding, Inc. (Gorilla BVI)	Information, software and data processing services	100%	100%
The Company	Gorilla Intelligence Technology Co. Ltd. (Gorilla Shanghai)	Information, software and data processing services	N/A	100%	Note 3
The Company	ISSCore Technology, Inc.	Information, software and data processing services	100%	100%
The Company	Telmedia Technology Limited (Telmedia)	Information, software and data processing services	100%	100%
The Company	Gorilla Merger Sub, Inc.	Investment holdings	N/A	100%	Note 1
The Company	Global SPAC Partners Co. (Global)	Dormant corporation	100%	0%	Note 1
The Company	Gorilla Technology UK Limited (Gorilla UK)	Information, software and data processing services	100%	0%	Note 2
Gorilla BVI	Gorilla Technology Inc. (Gorilla Taiwan)	Information, software and data processing services	100%	100%
Telmedia	NSGUARD Technology Inc.	Information, software and data processing services	100%	100%
Telmedia	Gorilla Technology Japan Inc.	Iinformation, software and data processing services	100%	100%

Schedule of useful lives of property, plant and equipment
Buildings and structures	50 years
Transportation equipment	5 years
Office equipment	3~5 years
Leasehold equipment	3~5 years
Other equipment (Note)	5 years